Note 10 - Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Short-term Debt [Table Text Block]
(Dollar amounts in thousands)	2018	2017

Balance at year-end	$90,398	$74,707
Average balance outstanding	42,231	63,910
Maximum month-end balance	101,857	114,025
Weighted-average rate at year-end	2.53%	1.36%
Weighted-average rate during the year	1.99%	1.18%

Schedule of Repurchase Agreements [Table Text Block]
(Dollar amounts in thousands)	December 31, 2017

Repurchase agreements secured by:
Mortgage-backed securities in government sponsored entities	$2,040
Tax-exempt obligations of states and political subdivisions	495
Gross amount of pledged collateral	2,535

Gross amount of recognized liabilities	$1,989